Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues	REVENUES
19.1     Nature of goods and services
The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full-custom devices and semi-custom devices and application specific standard products (“ASSPs”) for analog, digital and mixed-signal applications. In addition, the Company participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.
The principal activities – separated by reportable segments – from which the Company generates its revenues are described in Note 20.
Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.
While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple performance obligations or terms and conditions. Those agreements concern principally the revenues from services, where the performance obligation is satisfied over time. The objective when allocating the transaction price is to allocate the transaction price to each performance obligation (or distinct good or service) in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer.
19.2     Revenue recognition and disaggregation
The Company recognizes revenue from products sold to a customer, including distributors, when it satisfies a performance obligation at a point in time by transferring control over a product to the customer. This usually occurs at the time of shipment. The performance obligations linked to the sale of goods contracts have the original expected length of less than one year. The transaction price is determined based on the contract terms, adjusted for price protection, if applicable. The revenues from services are usually linked to performance obligations transferred over time and are recognized in line with the contract terms.
In 2023 and 2022, the Company signed several multi-annual capacity reservation and volume commitment arrangements with certain customers. These agreements constitute a binding commitment for the customers to purchase and for the Company to supply allocated commitment volumes in exchange for additional consideration. The consideration related to commitment fees is reported as revenues from sale of products as it is usually based on delivered quantities. Advances from customers received as part of those agreements are described in Note 14 and Note 17.
The payment terms typically range between 30 to 90 days.
The Company’s consolidated net revenues disaggregated by reportable segment are presented in Note 20. The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net revenues by geographical region of shipment(1)
EMEA	4,836	3,619	2,557
Americas	2,724	2,310	1,525
Asia Pacific	9,726	10,199	8,679
Total net revenues	17,286	16,128	12,761
Net revenues by nature
Revenues from sale of products	17,094	15,953	12,560
Revenues from sale of services	145	130	169
Other revenues	47	45	32
Total net revenues	17,286	16,128	12,761
Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	11,468	10,764	8,486
Distribution	5,818	5,364	4,275
Total net revenues	17,286	16,128	12,761

(1)Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand. For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues. Furthermore, the Company, among the different periods, may be affected by shifts in shipments from one location to another, as requested by customers.
(2)Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.
The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.
In 2023, 2022 and 2021, the Company’s largest customer, Apple, represented 12.3%, 16.8% and 20.5% of consolidated net revenues, respectively, reported in the ADG, AMS and MDG segments.